Schedule of Non-Capital Income Tax Losses (Details)	Jul. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	$ 6,971,140
2035 [Member]
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	599,000
2036 [Member]
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	365,270
2037 [Member]
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	447,450
2038 [Member]
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	981,420
2039 [Member]
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	797,990
2040 [Member]
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	916,720
2041 [Member]
IfrsStatementLineItems [Line Items]
Non-capital income tax loss	$ 2,863,290